Filed pursuant to Rule 497(e)

Registration Nos. 033-16905 and 811-05309

[CHAPMAN AND CUTLER LLP LETTERHEAD]

June 21, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Funds, Inc. (Registration Nos. 033-16905 and 811-05309)

Ladies and Gentlemen:

   On behalf of Nuveen Investment Funds, Inc. (the “Registrant”) and its series, Nuveen Small Cap Growth Opportunities Fund, Nuveen Small Cap Select Fund and Nuveen Small Cap Value Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on May 31, 2017.

   If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren__
Morrison C. Warren

Enclosures